Subsequent Events - Additional Information (Details) - USD ($)				12 Months Ended
	Aug. 09, 2021	Apr. 16, 2021	Mar. 22, 2021	Nov. 30, 2020
Subsequent Event [Line Items]
Debt Instrument, Date of first interest required payment	Feb. 09, 2022
Frequency of periodic interest payments	semi-annually
Debt instrument interest payment terms	Interest semi-annually on the notes on February 9 and August 9, beginning February 9,2022
Debt instrument redemption price percentage	101.00%
Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 2,500,000,000
Senior Unsecured Notes Due August Two Thousand and Twenty Four [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 700,000,000.0
Debt instrument stated percentage	1.25%
Debt instrument maturity month year	2024-08
Senior Unsecured Notes Due August Two Thousand and Twenty Six [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 700,000,000.0
Debt instrument stated percentage	1.75%
Debt instrument maturity month year	2026-08
Senior Unsecured Notes Due August Two Thousand and Twenty Eight [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 600,000,000.0
Debt instrument stated percentage	2.375%
Debt instrument maturity month year	2028-08
Senior Unsecured Notes Due August Two Thousand and Thirty One [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 500,000,000.0
Debt instrument stated percentage	2.65%
Debt instrument maturity month year	2031-08
Tech Data Corporation | New Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 3,500,000
New credit facilities termination description				The commitments under the new credit facilities terminate upon the earliest to occur of (i) with respect to the revolving commitments, the fifth anniversary of the closing date (subject to two one-year extensions upon the Company’s prior notice to the lenders and the agreement of the lenders to extend such maturity date), (ii) in the event SYNNEX voluntarily elects to reduce such commitments to zero, on such date, or subject to certain conditions, following an event of default, (iii) if the closing does not occur prior to such date, five business days after the termination date of the Merger Agreement, and (iv) the date that the Merger Agreement is terminated by SYNNEX in a signed writing in accordance with the terms of the Merger Agreement.
Line of credit facility, frequency of payments and terms				The outstanding principal amount of the term loan will be, once advanced, payable in quarterly instalments in an amount equal to 1.25% of the original principal balance commencing on the last day of the first full fiscal quarter after the closing date of the new credit facilities, with the outstanding principal amount of the term loans due in full on the maturity date.
Tech Data Corporation | New Credit Agreement | Letter of Credit
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		200,000,000
Tech Data Corporation | Maximum | New Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, potential increase in borrowing capacity amount		500,000,000
Commitment fee				0.30%
Tech Data Corporation | Maximum | New Credit Agreement | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Interest rate				1.75%
Tech Data Corporation | Maximum | New Credit Agreement | Base Rate
Subsequent Event [Line Items]
Interest rate				1.00%
Tech Data Corporation | Maximum | New Credit Agreement | Senior Unsecured Term Loan
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		1,500,000,000
Tech Data Corporation | Minimum | New Credit Agreement
Subsequent Event [Line Items]
Commitment fee				0.125%
Tech Data Corporation | Minimum | New Credit Agreement | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Interest rate				1.125%
Employee Matters Agreement
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options And Other Than Options Outstanding Number				1,452
Merger Agreement | Tech Data Corporation
Subsequent Event [Line Items]
Cash payments to acquire businesses			$ 1,610,000,000
Ownership percentage after merger on fully diluted basis			45.90%
Merger Agreement | Tech Data Corporation | Merger Consideration [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired			100.00%
Number of shares, consideration			44
Merger Agreement | Tech Data Corporation | Maximum
Subsequent Event [Line Items]
Merger termination fee			$ 131,700,000
Merger Agreement | Tech Data Corporation | Minimum
Subsequent Event [Line Items]
Merger termination fee			40,900,000
Debt Commitment Letter | Senior Unsecured Revolving Bridge Facility
Subsequent Event [Line Items]
Bridge loan		3,500,000,000
Debt Commitment Letter | Tech Data Corporation | New Credit Agreement | Citigroup Global Markets Inc
Subsequent Event [Line Items]
Bridge loan		0
Debt Commitment Letter | Tech Data Corporation | Term Loan A Bridge Facility | Citigroup Global Markets Inc
Subsequent Event [Line Items]
Bridge loan		$ 1,500,000,000	1,500,000,000
Debt Commitment Letter | Tech Data Corporation | Senior Unsecured Term Bridge Facility | Citigroup Global Markets Inc
Subsequent Event [Line Items]
Bridge loan			2,500,000,000
Debt Commitment Letter | Tech Data Corporation | Senior Unsecured Revolving Bridge Facility | Citigroup Global Markets Inc
Subsequent Event [Line Items]
Bridge loan			3,500,000,000
Registration Rights Agreement [Member] | SNXCitigroup Global Markets Inc [Member]
Subsequent Event [Line Items]
Period for registration statement to become effective	150 days
SNXDebt Commitment Letter [Member] | Senior Unsecured Revolving Bridge Facility
Subsequent Event [Line Items]
Bridge loan	$ 0		$ 2,500,000,000